Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Sales taxes receivable	$ 31	$ 62
Other current assets	34	99
Total	$ 65	$ 161